Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Number of common shares	Share capital	Reserves	Obligation to issue shares	Accumulated Deficit	Accumulated other comprehensive (loss) income	Total
Beginning balance, value at Dec. 31, 2021		$ 16,088,677	$ 4,991,594	$ 24,746	$ (7,977,960)	$ 75,540	$ 13,202,597
Beginning balance, Share at Dec. 31, 2021	1,443,293
Statement
Shares issued pursuant to public offering		359,868					359,868
Shares issued pursuant to public offering (shares)	155,555
Share issuance costs		(88,959)	(42,687)				(131,646)
Pre-funded warrants exercised		164,768	(164,704)				64
Pre-funded warrants exercised (in shares)	71,223
Share-based payments			487,940				487,940
Pre-funded warrants issued			925,015				925,015
Comprehensive loss for the year					(7,718,882)	(128,145)	(7,847,027)
Ending balance, Value at Dec. 31, 2022		16,524,354	6,197,158	24,746	(15,696,842)	(52,605)	6,996,811
Ending balance, Share at Dec. 31, 2022	1,670,071
Statement
Reclassification of derivative warrant liability			(318,000)				(318,000)
Pre-funded warrants exercised		532,181	(531,885)				296
Pre-funded warrants exercised (in shares)	328,777
Share-based payments			120,984				120,984
Comprehensive loss for the year					(2,158,065)		(2,158,065)
Ending balance, Value at Dec. 31, 2023		17,056,535	5,468,257	24,746	(17,854,907)	(52,605)	4,642,026
Ending balance, Share at Dec. 31, 2023	1,998,848
Statement
Reclassification of derivative warrant liability			123,651				123,651
Shares issued pursuant to private placement		1,387,549					1,387,549
Shares issued pursuant to private placement (shares)	1,219,717
Share issuance costs		(331,541)	(224,140)				(555,681)
Pre-funded warrants exercised		359,214	(359,211)				3
Warrants exercised		21,814					21,814
Warrants exercised (in shares)	5,000
Pre-funded warrants exercised (in shares)	257,810
Share-based payments			122,527				122,527
Pre-funded warrants issued			907,994				907,994
Comprehensive loss for the year					(3,313,346)		(3,313,346)
Ending balance, Value at Dec. 31, 2024		$ 18,493,571	$ 6,039,078	$ 24,746	$ (21,168,253)	$ (52,605)	$ 3,336,537
Ending balance, Share at Dec. 31, 2024	3,481,375						109,807